Financing Charges	12 Months Ended
Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Financing Charges
FINANCING CHARGES

Year ended December 31 (millions of dollars)	2019	2018
Interest on long-term debt	479	447
Interest on short-term notes	18	14
Other	18	17
Less: Interest capitalized on construction and development in progress	(48)	(53)
Interest earned on cash and cash equivalents	(7)	(7)
	460	418